Revenue and Expenses - Depreciation and Amortization (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Depreciation of property, plant and equipment (Note 8)	€ 5,751	€ 5,953	€ 5,951
Amortization of intangible assets (Note 6)	3,298	3,443	3,698
Total	€ 9,049	€ 9,396	€ 9,649